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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Plaza
                 -------------------------------
                 2nd Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-11132
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Johnson
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-956-3860
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert J. Johnson             Boston, MA        November 13, 2006
   -------------------------------    -----------------    -----------------
            [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                         --------------------

Form 13F Information Table Entry Total:           38
                                         --------------------

Form 13F Information Table Value Total:        373,566
                                         --------------------
                                              (thousands)


List of Other Included Managers:

      None

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

COLUMN 1                        COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
--------------------------    --------------  --------  --------   -------------------    ----------  --------   -----------------
                                                         VALUE     SHS OR     SH/  PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE  SHARED NONE
--------------------------    --------------   -------  ---------  --------------------   ----------  --------   -----------------

ADVANCED MICRO DEVICES INC               COM 007903107   18,513      745,000   SH               SOLE             745,000   0     0

APPLE COMPUTER INC                       COM 037833100   15,473      201,000   SH               SOLE             201,000   0     0

BJS WHOLESALE CLUB INC                   COM 05548J106    7,587      260,000   SH               SOLE             260,000   0     0

BIOSANTE PHARMACEUTICALS INC             COM 09065V203       58       30,000   SH  CALL         SOLE              30,000   0     0

BUSINESS OBJECTS S A                  SP ADR 12328X107    9,477      278,000   SH               SOLE             278,000   0     0

CHILDRENS PL RETAIL STORES I             COM 168905107   12,390      193,500   SH               SOLE             193,500   0     0

CIENA CORP                               COM 171779101   15,050      552,300   SH               SOLE             552,300   0     0

EAGLE TEST SYS INC                       COM 270006109    1,239       75,000   SH               SOLE              75,000   0     0

FISHER SCIENTIFIC INTL INC               COM 338032204    3,849       49,200   SH               SOLE              49,200   0     0

GAP INC DEL                              COM 364760108   17,245      910,000   SH               SOLE             910,000   0     0

IDEXX LABS INC                           COM 45168D104    4,557       50,000   SH               SOLE              50,000   0     0

MAXWELL TECHNOLOGIES INC                 COM 577767106    7,480      367,756   SH               SOLE             367,756   0     0

MEDIMMUNE INC                            COM 584699102    4,859      166,000   SH               SOLE             166,000   0     0

NOVATEL WIRELESS INC                     COM 66987M604    4,404      457,300   SH               SOLE             457,300   0     0

NVIDIA CORP                              COM 67066G104   14,529      491,000   SH               SOLE             491,000   0     0

PIER 1 IMPORTS INC                       COM 720279108    4,645      626,000   SH               SOLE             626,000   0     0

QLOGIC CORP                              COM 747277101   19,240    1,018,000   SH               SOLE           1,018,000   0     0

RF MICRODEVICES INC                      COM 749941100    9,964    1,314,450   SH               SOLE           1,314,450   0     0

SANDISK CORP                             COM 80004C101   14,456      270,000   SH               SOLE             270,000   0     0

SIRF TECHNOLOGY HLDGS INC                COM 82967H101   27,615    1,151,090   SH               SOLE           1,151,090   0     0

SKECHERS U S A INC                      CL A 830566105    8,788      373,800   SH               SOLE             373,800   0     0

SONUS NETWORKS INC                       COM 835916107   14,385    2,740,000   SH               SOLE           2,740,000   0     0

SYNAPTICS INC                            COM 87157D109   21,496      882,073   SH               SOLE             882,073   0     0

TELIK INC                                COM 87959M109    6,399      359,700   SH               SOLE             359,700   0     0

TELIK INC                                COM 87959M109      676       38,000   SH   PUT         SOLE              38,000   0     0

TELIK INC                                COM 87959M109    2,523      141,800   SH   PUT         SOLE             141,800   0     0

TRIDENT MICROSYSTEMS INC                 COM 895919108   20,260      871,006   SH               SOLE             871,006   0     0

UNITED MICROELECTRONICS CORP          SP ADR 910873207    9,548    3,100,000   SH               SOLE           3,100,000   0     0

WAL MART STORES INC                      COM 931142103    9,223      187,000   SH               SOLE             187,000   0     0

WESTERN DIGITAL CORP                     COM 958102105   19,313    1,067,000   SH               SOLE           1,067,000   0     0

SILICON LABORATORIES INC                 COM 826919102    3,316      106,900   SH   PUT         SOLE             106,900   0     0

SILICON LABORATORIES INC                 COM 826919102    1,287       41,500   SH   PUT         SOLE              41,500   0     0

THRESHOLD PHARMACEUTICAL INC             COM 885807107       11        4,400   SH  CALL         SOLE               4,400   0     0

THRESHOLD PHARMACEUTICAL INC             COM 885807107        4        1,600   SH  CALL         SOLE               1,600   0     0

THRESHOLD PHARMACEUTICAL INC             COM 885807107       22        8,500   SH  CALL         SOLE               8,500   0     0

GARMIN LTD                               ORD G37260109   10,566      216,600   SH               SOLE             216,600   0     0

SEAGATE TECHNOLOGY                       COM G7945J104   28,424    1,231,000   SH               SOLE           1,231,000   0     0

ALCON INC                                COM H01301102    4,695       41,000   SH               SOLE              41,000   0     0

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